Income taxes - Summary of Net Operating Loss Carryforwards Will Expire If Unused (Detail) - CNY (¥)	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	¥ 26,324,999	¥ 0
Expire In Tax Year 2024 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	8,859,516
Expire In Tax Year 2025 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	2,348,849
Expire In Tax Year 2026 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	¥ 15,116,633